Related party transactions - Narrative (Details) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
		May 13, 2016	May 17, 2013	Apr. 30, 2016	Oct. 31, 2012	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 17, 2015	Dec. 31, 2014	Mar. 01, 2014
Related Party Transaction [Line Items]
Bareboat charters	[1]					$ 96,500,000	$ 122,000,000	$ 206,200,000	$ 240,500,000
Repayments of financing facility								52,500,000	44,900,000
Accretion of discount on deferred consideration								8,800,000	7,700,000
Gain (loss) on derivative instruments, net, pretax	[1]					(28,300,000)	18,300,000	(98,000,000)	(33,600,000)
Seadrill and Subsidiaries
Related Party Transaction [Line Items]
Bareboat charters	[2]					2,600,000	(500,000)	4,600,000	(4,600,000)
Accretion of discount on deferred consideration	[3]					3,400,000	3,200,000	7,800,000	7,700,000
Nigerian Services Company
Related Party Transaction [Line Items]
Other revenues - Nigerian operations	[4]					2,800,000	2,300,000	$ 4,800,000	7,000,000
Seadrill Limited
Related Party Transaction [Line Items]
Termination notice period				90 days
Service fee percentage (up to)								5.00%
Seadrill Limited | Minimum
Related Party Transaction [Line Items]
Management fee percentage (up to)								4.85%
Seadrill Limited | Maximum
Related Party Transaction [Line Items]
Management fee percentage (up to)								8.00%
Credit facility $109.5 | Seadrill Limited | Vendor Financing Loan
Related Party Transaction [Line Items]
Interest rate added to variable rate basis (percent)			5.00%
Total interest bearing debt		$ 109,500,000.0	$ 109,500,000.0
Repayments of financing facility		$ 109,500,000
Variable rate basis on debt issuance			LIBOR
US$440 facility
Related Party Transaction [Line Items]
Maximum borrowing capacity						440,000,000		$ 440,000,000		$ 440,000,000
Credit Facility $143 Million | Subsidiary of Common Parent
Related Party Transaction [Line Items]
Interest rate added to variable rate basis (percent)								0.56%
Due from related parties						93,700,000		$ 93,700,000		143,000,000	$ 143,000,000
Revolving Credit Facility | Credit Facility $300 Million | Seadrill Limited
Related Party Transaction [Line Items]
Maximum borrowing capacity					$ 300,000,000								$ 100,000,000
Maturity period of debt (in years)					5 years
Interest rate added to variable rate basis (percent)					5.00%
Commitment fee on unused portion of credit facility (percent)					2.00%
Revolving Credit Facility | US$440 facility
Related Party Transaction [Line Items]
Maximum borrowing capacity										440,000,000
West Vela
Related Party Transaction [Line Items]
Business combination, mobilization payable, noncurrent						(84,000,000)		(84,000,000)				$ (61,700,000)
Business combination, contingent consideration, liability, noncurrent												$ 49,500,000
Business combination, contingent consideration, mobilization payable, current						(29,600,000)		(29,600,000)
West Polaris Acquisition
Related Party Transaction [Line Items]
Business combination, mobilization payable, noncurrent						(88,000,000)		(88,000,000)
Seller's credit, fair value										44,600,000
Contingent consideration										95,300,000
Business combination, contingent consideration, mobilization payable, current						(8,200,000)		(8,200,000)
Interest Rate Swap
Related Party Transaction [Line Items]
Outstanding principal						3,475,000,000		3,475,000,000		$ 3,507,200,000
Interest Rate Swap | Seadrill and Subsidiaries
Related Party Transaction [Line Items]
Gain (loss) on derivative instruments, net, pretax	[5]					(2,800,000)	$ 800,000	(11,200,000)	$ (7,100,000)
Interest Rate Swap | Seadrill Limited | Seadrill Limited
Related Party Transaction [Line Items]
Outstanding principal						$ 637,800,000		$ 637,800,000
Interest Rate Swap | Seadrill Limited | Seadrill Limited | Minimum
Related Party Transaction [Line Items]
Pay rate						1.10%		1.10%
Interest Rate Swap | Seadrill Limited | Seadrill Limited | Maximum
Related Party Transaction [Line Items]
Pay rate						1.93%		1.93%

[1]	Includes transactions with related parties. Refer to Note 8 - Related Party Transactions.
[2]	Bareboat charters - In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract. For the six months ended June 30, 2016 the net effect to the Company of the bareboat charters was net expense of $4.6 million (June 30, 2015: net income of $4.6 million).
[3]	Deferred consideration to related party - On the acquisition of the West Vela in 2014 the Company recognized a long term deferred consideration balance of $61.7 million and a long term contingent consideration balance of $49.5 million. On the acquisition of the West Polaris in 2015 the Company recognized a Seller's Credit balance of $44.6 million and a long term contingent consideration balance of $95.3 million. As of June 30, 2016 the short-term portion of these balances relating to the West Vela and West Polaris are $29.6 million and $8.2 million respectively, which are presented within other related party payables on the balance sheet. As of June 30, 2016 the long-term portion of the balances relating to the West Vela and West Polaris are $84.0 million and $88.0 million respectively. During the six months ended June 30, 2016, the Company recognized accretion on the unwind of the discount of the contingent liabilities of $7.8 million.
[4]	Other revenues - Nigeria - The Company earns revenues from Seadrill within its Nigerian service company for certain services, including the provision of onshore and offshore personnel for Seadrill's West Jupiter and West Saturn drilling rigs. For the six months ended June 30, 2016 the Company earned revenues from the Nigerian service company of $4.8 million (June 30, 2015 $7.0 million).
[5]	Interest expense and loss on derivatives - relates to interest charged on related party loan arrangements outlined below and the recharge on interest rate swaps with Seadrill. See section (m) for further details on derivative arrangements.